Note 23 - Business Segments - Profit and Assets for the Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interest income – external customers	$ 31,761	$ 31,959
Non-interest income – external customers	14,263	15,083
Intersegment interest income	0	0
Intersegment non-interest income	0	0
Interest expense	1,553	2,851
Provision for loan losses	(2,119)	2,699
Non-interest expense	27,661	27,122
Income tax expense	5,365	4,068
Net income	13,564	10,302
Total assets	1,069,538	909,580
Consolidation, Eliminations [Member]
Interest income – external customers	0	0
Non-interest income – external customers	0	0
Intersegment interest income	(31)	(11,049)
Intersegment non-interest income	(14,408)	(43)
Interest expense	(31)	(43)
Provision for loan losses	0	0
Non-interest expense	(234)	(234)
Income tax expense	0	0
Net income	(14,174)	(10,815)
Total assets	(109,490)	(103,458)
Home Federal Savings Bank [Member] | Operating Segments [Member]
Interest income – external customers	31,761	31,959
Non-interest income – external customers	14,262	15,083
Intersegment interest income	0	234
Intersegment non-interest income	234	0
Interest expense	1,584	2,894
Provision for loan losses	(2,119)	2,699
Non-interest expense	27,060	26,601
Income tax expense	5,558	4,267
Net income	14,174	10,815
Total assets	1,068,834	909,605
Other Segments [Member] | Operating Segments [Member]
Interest income – external customers	0	0
Non-interest income – external customers	1	0
Intersegment interest income	31	10,815
Intersegment non-interest income	14,174	43
Interest expense	0	0
Provision for loan losses	0	0
Non-interest expense	835	755
Income tax expense	(193)	(199)
Net income	13,564	10,302
Total assets	$ 110,194	$ 103,433